UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-10041

JNL Investors Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan			48951
(Address of principal executive offices)			(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Report to Shareholders.

Annual report

December 31, 2012

• JNL® Investors Series Trust

This report is for the general information of qualified and non-qualified plan participants, as well as contract/policyowners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisors IISM, PerspectiveSM L Series, CuriangardSM, Perspective AdvantageSM , Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies®, Fifth Third Perspective, Retirement Latitudes®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York) and Perspective Investor VUL (New York). Not all the portfolios are available in all of the products. Jackson® is the marketing name for Jackson National Life Insurance Company® (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

JNL/PPM America Fund
PPM America, Inc.

Market Commentary: The performance of fixed income securities proved to be strong for 2012 as global easing reduced systemic risk and supported risk assets. The European Central Bank's Long Term Refinancing Operations and Outright Monetary Transactions, the aversion of a Greek exit from the Eurozone and the U.S. Federal Reserve's announcement of quantitative easing all contributed to strong fixed income valuations. For 2013, we expect a range bound continuation of the low interest rate environment due to sub par economic growth, fiscal austerity to address budgets and continued support from the central banks. Although the low yield and relatively tight spread environment will likely make capital appreciation more difficult to achieve, we expect corporate securities to remain well bid within the marketplace due to income stability and lower volatility of return when compared with equities. In addition, we anticipate ample relative value opportunities with favorable security selection.

JNL/PPM America Total Return Fund

Sector Weightings*:

U.S. Government Agency MBS	20.7%
Financials	18.4
Government Securities	11.0
Energy	7.3
Non-U.S. Government Agency ABS	6.2
Consumer Discretionary	5.3
Materials	4.7
Industrials	3.3
Health Care	2.8
Utilities	2.5
Information Technology	1.8
Consumer Staples	1.3
Telecommunication Services	1.1
Trust Preferred	0.2
Short Term Investments	13.4
Total Investments	100.00%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/PPM America Total Return Fund outperformed its benchmark by posting a return of 10.44% compared to 4.22% for the Barclays Capital U.S. Aggregate Bond Index.

The Fund's strong performance was primarily driven by an overweight in corporate bonds, particularly industrials and financials. Within the industrial component, high yield cyclical and high yield energy bonds were especially strong performers, while within the investment grade corporate component, banks were particularly strong performers. In terms of individual companies, AIG, Bank of America Corp., General Electric Capital Corp., Citigroup Inc., Cemex SAB de CV and Plains Exploration & Production Co. were significant contributors to performance. Teck Resources Ltd. and Nara Cable Funding Ltd. were modest detractors for the period. Both mortgage-backed securities ("MBS") and commercial mortgage-backed securities ("CMBS") were positive contributors to performance. Finally, the Fund's performance was enhanced by an underweight to treasuries, one of the worst performing sectors in the bond market in 2012.

We expect the economy to grow by 2% to 3% over the next 12 months, continuing the pattern of a subpar recovery from the 2008 – 2009 recession. The debt problems in Europe and the U.S. budgetary concerns are likely to result in continued high volatility. However, risk of an extremely unfavorable economic and financial outcome has been significantly reduced by aggressive monetary policy actions in the U.S. and Europe. We believe interest rates will remain at fairly low levels based on modest economic growth and low inflation. At the end of 2012, the Fund was overweight in corporate bonds, both investment grade and high yield, based on positive fundamentals, strong investor demand, favorable valuations and reduced "tail risk," i.e. extreme unfavorable outcomes. The Fund is underweight MBS and treasuries as we believe corporate bonds offer more attractive returns.

JNL/PPM America Total Return Fund

Average Annual Total Returns
1 Year	10.44%
Since Inception	13.12%
(Inception date December 29, 2008)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Investors Series Trust

Schedules of Investments

December 31, 2012

	Shares/Par	Value
JNL/PPM America Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 7.1%
American Airlines Pass-Through Trust, 10.38%, 07/02/19	$153,553	$163,534
American Express Credit Account Master Trust
1.26%, 04/17/17 (a) (b)	1,718,000	1,727,286
0.99%, 03/15/18	477,000	478,155
AmeriCredit Automobile Receivables Trust
1.73%, 02/08/17	1,080,000	1,095,634
1.59%, 07/10/17	473,000	478,471
1.31%, 11/08/17	606,000	608,484
Banc of America Commercial Mortgage Inc. REMIC, 5.73%, 02/10/51 (a)	800,000	944,446
Bear Stearns Commercial Mortgage Securities REMIC
5.74%, 09/11/42 (a)	500,000	596,228
5.69%, 06/11/50 (a) (c)	300,000	354,517
Capital One Multi-Asset Execution Trust, 4.90%, 12/15/17	2,500,000	2,710,687
Continental Airlines Inc. Pass-Through Certificates, 6.13%, 04/29/18 (c)	1,681,000	1,681,000
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	758,000	803,480
4.15%, 04/11/24 (c)	1,065,000	1,127,569
4.00%, 10/29/24 (c)	1,277,000	1,340,850
Countrywide Asset-Backed Certificates REMIC, 4.95%, 04/25/33 (a)	42,976	43,431
DBUBS Mortgage Trust REMIC, 3.74%, 11/10/46 (b)	3,268,251	3,534,973
Delta Air Lines Inc. Pass-Through Trust
6.20%, 07/02/18	1,008	1,134
4.95%, 05/23/19	217,333	235,806
Goldman Sachs Mortgage Securities Corp. II, 4.95%, 01/10/45 (b)	847,000	984,602
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39 (c)	139,000	160,089
John Deere Owner Trust, 0.43%, 02/17/15	2,698,000	2,700,555
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.73%, 02/12/49 (a)	1,860,000	2,181,369
LB-UBS Commercial Mortgage Trust REMIC, 5.43%, 02/15/40	300,000	344,301
Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 2.86%, 11/15/45	3,000,000	3,100,995
Morgan Stanley Capital I Trust REMIC, 5.88%, 06/11/49 (a)	2,750,000	3,232,991
Morgan Stanley Re-REMIC Trust, 5.79%, 08/12/45 (a) (b)	1,500,000	1,750,095
Sierra Receivables Funding Co. LLC
2.84%, 11/20/28 (b)	1,172,406	1,195,643
2.38%, 03/20/29 (b)	705,113	717,486
United Air Lines Inc., 9.75%, 01/15/17	79,733	91,693
Total Non-U.S. Government Agency Asset-Backed Securities (cost $32,621,135)		34,385,504

CORPORATE BONDS AND NOTES - 54.7%

CONSUMER DISCRETIONARY - 6.0%
A&E Television Networks LLC
4.00%, 08/22/19 (d)	1,000,000	994,865
4.00%, 08/22/22 (d)	1,000,000	985,629
4.00%, 08/22/24 (d)	1,000,000	980,371
AMC Networks Inc., 4.75%, 12/15/22 (c)	1,263,000	1,269,315
British Sky Broadcasting Group Plc, 3.13%, 11/26/22 (b)	616,000	613,856
CC Holdings GS V LLC, 3.85%, 04/15/23 (b)	277,000	281,795
Cequel Communications Escrow I LLC, 6.38%, 09/15/20 (b)	1,607,000	1,673,289
Delphi Corp.
5.88%, 05/15/19	800,000	858,000
6.13%, 05/15/21 (c)	185,000	205,350
Interpublic Group of Cos. Inc., 3.75%, 02/15/23	1,679,000	1,683,480
KB Home, 7.50%, 09/15/22	409,000	445,810
Lennar Corp., 4.75%, 12/15/17 (b) (c)	900,000	931,500
MGM Resorts International
6.75%, 10/01/20 (b) (c)	1,005,000	1,026,356
6.63%, 12/15/21	865,000	865,000
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b) (c)	90,000	99,113
NBCUniversal Media LLC
2.88%, 01/15/23	1,500,000	1,506,382
4.45%, 01/15/43 (c)	885,000	896,184
News America Inc., 6.15%, 02/15/41	660,000	835,945
NVR Inc., 3.95%, 09/15/22	3,073,000	3,184,412
Party City Holdings Inc. Term Loan, 5.75%, 07/25/19 (a)	608,475	614,651
Quebecor Media Inc., 5.75%, 01/15/23 (b)	1,546,000	1,629,097
Seminole Indian Tribe of Florida
7.75%, 10/01/17 (b)	53,000	57,306
6.54%, 10/01/20 (b)	950,000	1,032,954
ServiceMaster Co., 7.00%, 08/15/20 (b)	965,000	967,413
Shea Homes LP, 8.63%, 05/15/19 (c)	627,000	692,835
Starz LLC, 5.00%, 09/15/19 (b) (c)	764,000	783,100
Taylor Morrison Communities Inc., 7.75%, 04/15/20 (b)	798,000	845,880
TRW Automotive Inc., 7.25%, 03/15/17 (b) (c)	100,000	115,125
Volvo Treasury AB, 5.95%, 04/01/15 (b)	177,000	193,168
WideOpenWest Finance LLC Term Loan, 6.25%, 07/15/18 (a)	1,388,025	1,402,224
WMG Acquisition Corp. Term Loan, 5.25%, 10/31/18 (a)	400,000	404,252
Wynn Las Vegas LLC, 7.75%, 08/15/20 (c)	1,100,000	1,254,000
		29,328,657
CONSUMER STAPLES - 1.4%
Bunge Ltd. Finance Co., 8.50%, 06/15/19	100,000	128,669
Lorillard Tobacco Co., 7.00%, 08/04/41	562,000	682,362
Mars Inc.
4.00%, 10/11/17 (d)	2,850,000	2,879,401
4.00%, 10/11/27 (d)	1,200,000	1,235,780
Reynolds Group Issuer Inc., 7.88%, 08/15/19 (c)	750,000	834,375
SABMiller Holdings Inc., 3.75%, 01/15/22 (b)	1,202,000	1,297,957
		7,058,544
ENERGY - 8.3%
Access Midstream Partners LP, 4.88%, 05/15/23	888,000	901,320
Alpha Natural Resources Inc.
9.75%, 04/15/18 (c)	1,400,000	1,512,000
6.25%, 06/01/21 (c)	397,000	363,255
Arch Coal Inc., 9.88%, 06/15/19 (b)	1,714,000	1,782,560
BP Capital Markets Plc, 3.25%, 05/06/22	2,222,000	2,340,893
DCP Midstream Operating LP
2.50%, 12/01/17 (c)	2,312,000	2,299,682
4.95%, 04/01/22 (c)	1,704,000	1,808,211
Dolphin Energy Ltd., 5.89%, 06/15/19 (b)	155,042	174,809
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	500,000	684,547
4.70%, 11/01/42	1,035,000	1,014,764
Ensco Plc
3.25%, 03/15/16	300,000	318,119
4.70%, 03/15/21 (c)	1,600,000	1,800,571

See accompanying Notes to Financial Statements.

	Shares/Par	Value
Enterprise Products Operating LLC, 5.95%, 02/01/41	700,000	845,089
EP Energy LLC
6.88%, 05/01/19 (c)	1,000,000	1,085,000
9.38%, 05/01/20 (c)	650,000	732,875
EPE Holdings LLC, 8.13%, 12/15/17 (b) (c)	971,000	962,504
Gulfmark Offshore Inc., 6.38%, 03/15/22 (b)	1,278,000	1,316,340
Kinder Morgan Energy Partners LP
3.45%, 02/15/23	373,000	384,153
5.00%, 08/15/42	578,000	612,552
MarkWest Energy Partners LP, 5.50%, 02/15/23	1,071,000	1,162,035
Murphy Oil Corp., 5.13%, 12/01/42	2,861,000	2,784,471
Oil States International Inc., 5.13%, 01/15/23 (b)	371,000	376,101
Petrobras International Finance Co., 2.88%, 02/06/15 (c)	1,069,000	1,096,896
Plains Exploration & Production Co.
6.50%, 11/15/20	2,000,000	2,215,000
6.88%, 02/15/23	3,585,000	4,095,862
Rosneft Oil Co via Rosneft International Finance Ltd., 4.20%, 03/06/22 (b) (c)	2,000,000	2,035,000
Seadrill Ltd., 5.63%, 09/15/17 (b) (c)	1,876,000	1,861,930
Transocean Inc.
2.50%, 10/15/17	1,000,000	1,010,520
6.38%, 12/15/21	1,224,000	1,487,537
3.80%, 10/15/22 (c)	505,000	517,591
Williams Cos. Inc., 3.70%, 01/15/23	1,013,000	1,021,766
		40,603,953
FINANCIALS - 20.5%
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (b)	1,696,000	2,248,530
American International Group Inc.
2.38%, 08/24/15	2,250,000	2,315,497
8.25%, 08/15/18	1,950,000	2,562,078
Aon Plc, 4.25%, 12/12/42 (e)	100,000	99,576
Bank of America Corp.
1.50%, 10/09/15	3,500,000	3,517,895
5.63%, 10/14/16	1,150,000	1,300,308
Bank of America NA, 6.10%, 06/15/17 (c)	2,450,000	2,823,020
Barclays Bank Plc, 7.63%, 11/21/22 (c)	3,329,000	3,324,839
BBVA US Senior SAU, 4.66%, 10/09/15	3,600,000	3,691,141
BlackRock Inc., 3.38%, 06/01/22	1,062,000	1,127,929
Chubb Corp., 6.38%, 03/29/67 (a)	100,000	109,000
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (f)	1,250,000	1,262,225
5.95% (callable at 100 beginning 01/30/23) (f)	2,850,000	2,885,625
CME Group Inc., 3.00%, 09/15/22 (c)	1,750,000	1,775,629
CNH Capital LLC, 3.88%, 11/01/15 (b)	906,000	934,313
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22	1,500,000	1,536,051
Corp. Andina de Fomento, 3.75%, 01/15/16	2,500,000	2,638,262
Credit Mutuel - CIC Home Loan SFH, 1.50%, 11/16/17 (b)	3,000,000	2,972,574
Credit Suisse AG, 2.60%, 05/27/16 (b) (c)	1,750,000	1,846,614
Duke Realty LP, 8.25%, 08/15/19	100,000	127,860
Ford Motor Credit Co. LLC
5.63%, 09/15/15 (c)	2,000,000	2,190,068
5.00%, 05/15/18	2,248,000	2,480,524
General Electric Capital Corp. - Series B
6.25% (callable at 100 beginning 12/15/22) (f)	2,194,000	2,389,222
7.13% (callable at 100 beginning 06/15/22) (f)	1,100,000	1,243,319
Goldman Sachs Group Inc., 6.75%, 10/01/37	275,000	311,665
Hartford Financial Services Group Inc., 5.13%, 04/15/22	649,000	748,849
HSBC USA Inc, 9.50%, 04/15/14	145,000	158,701
Hyundai Capital America
1.63%, 10/02/15 (b)	2,500,000	2,515,022
3.75%, 04/06/16 (b)	670,000	707,097
Hyundai Capital Services Inc.
6.00%, 05/05/15 (b)	1,100,000	1,207,953
4.38%, 07/27/16 (b)	200,000	215,083
4.00%, 06/08/17 (b)	450,000	485,670
International Lease Finance Corp.
6.50%, 09/01/14 (b)	150,000	160,125
4.88%, 04/01/15	2,000,000	2,070,160
6.75%, 09/01/16 (b)	1,100,000	1,234,750
7.13%, 09/01/18 (b)	1,000,000	1,160,000
8.63%, 01/15/22 (c)	750,000	926,250
Invesco Finance Plc, 3.13%, 11/30/22	1,778,000	1,795,942
IPIC GMTN Ltd., 5.50%, 03/01/22 (b)	1,000,000	1,178,750
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (f)	1,600,000	1,812,816
2.00%, 08/15/17 (c)	701,000	716,069
3.25%, 09/23/22	1,534,000	1,579,684
JPMorgan Chase Bank NA, 5.88%, 06/13/16	1,500,000	1,710,638
Mack-Cali Realty LP, 2.50%, 12/15/17 (c)	1,923,000	1,943,595
Macquarie Group Ltd., 7.30%, 08/01/14 (b)	150,000	161,807
Metropolitan Life Global Funding I, 2.50%, 09/29/15 (b)	3,000,000	3,129,468
Morgan Stanley, 4.88%, 11/01/22 (c)	1,931,000	1,999,346
Murray Street Investment Trust I, 4.65%, 03/09/17	2,250,000	2,433,706
Pricoa Global Funding I, 5.30%, 09/27/13 (b)	255,000	263,560
Prologis International Funding II, 4.88%, 02/15/20 (b)	2,222,000	2,242,658
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15	1,500,000	1,535,115
Santander Holdings USA Inc., 3.00%, 09/24/15	2,033,000	2,070,283
Sparebank 1 Boligkreditt A/S, 1.75%, 11/15/19 (b)	1,000,000	987,800
Springleaf Finance Corp. Term Loan, 5.50%, 05/06/17 (a)	4,850,000	4,817,941
Stadshypotek AB, 1.88%, 10/02/19 (b)	1,000,000	999,600
Swiss Re Solutions Holding Corp., 7.75%, 06/15/30	200,000	265,940
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23 (b)	2,344,000	2,394,377
UBS AG, 2.25%, 03/30/17 (b) (c)	1,500,000	1,550,684
Vesey Street Investment Trust I, 4.40%, 09/01/16	588,000	634,494
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (f)	2,200,000	2,524,500
1.50%, 01/16/18	1,794,000	1,796,942
		99,849,139
HEALTH CARE - 3.2%
AbbVie Inc.
1.75%, 11/06/17 (b)	1,750,000	1,769,035
2.90%, 11/06/22 (b)	1,340,000	1,364,629
4.40%, 11/06/42 (b)	2,112,000	2,245,339
Aetna Inc., 2.75%, 11/15/22	1,720,000	1,705,839
CFR International SpA, 5.13%, 12/06/22 (b)	1,026,000	1,063,743
HCA Holdings Inc., 6.25%, 02/15/21 (c)	743,000	761,575
Humana Inc.
3.15%, 12/01/22 (c)	1,101,000	1,094,866
4.63%, 12/01/42	141,000	142,382
Mayo Clinic Rochester, 3.77%, 11/15/43	600,000	599,358

See accompanying Notes to Financial Statements.

	Shares/Par	Value
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	997,000	1,155,393
4.13%, 07/01/52	587,000	580,784
Novartis Capital Corp., 2.40%, 09/21/22	1,577,000	1,581,253
Takeda Pharmaceutical Co. Ltd., 1.63%, 03/17/17 (b)	1,500,000	1,521,675
		15,585,871
INDUSTRIALS - 3.8%
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (b) (c)	2,750,000	2,708,750
BAA Funding Ltd., 2.50%, 06/25/15 (b)	810,000	836,615
Burlington Northern Santa Fe LLC, 3.05%, 09/01/22 (c)	2,250,000	2,325,278
General Electric Co., 2.70%, 10/09/22 (c)	1,475,000	1,503,478
Hamilton Sundstrand Term Loan, 5.00%, 12/05/19 (a)	757,000	763,624
Penske Truck Leasing Co. LP
2.50%, 03/15/16 (b) (c)	2,332,000	2,338,282
3.75%, 05/11/17 (b)	1,168,000	1,222,161
3.38%, 03/15/18 (b)	1,528,000	1,541,700
4.88%, 07/11/22 (b)	1,353,000	1,397,649
Pentair Finance SA, 2.65%, 12/01/19 (b)	1,310,000	1,296,325
Roper Industries Inc., 3.13%, 11/15/22	1,584,000	1,594,372
United Technologies Corp., 4.50%, 06/01/42	948,000	1,053,381
		18,581,615
INFORMATION TECHNOLOGY - 2.0%
Oracle Corp., 2.50%, 10/15/22 (c)	1,739,000	1,754,667
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (d)	2,485,000	2,449,355
3.18%, 11/15/22 (d)	2,485,000	2,433,901
ViaSat Inc.
6.88%, 06/15/20 (c)	1,223,000	1,278,035
6.88%, 06/15/20 (b)	1,869,000	1,953,105
		9,869,063
MATERIALS - 5.3%
Arch Western Finance LLC Term Loan, 5.75%, 05/14/18 (a)	997,495	1,006,382
Cemex Finance LLC, 9.38%, 10/12/22 (b)	855,000	961,875
Dow Chemical Co., 4.38%, 11/15/42	1,836,000	1,824,092
Eldorado Gold Corp., 6.13%, 12/15/20 (b)	1,149,000	1,169,108
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (b)	500,000	510,000
8.25%, 11/01/19 (b) (c)	800,000	852,000
Fortescue Metals Group Ltd. Term Loan, 5.25%, 10/15/17 (a)	1,895,250	1,909,464
Ineos Finance Plc, 7.50%, 05/01/20 (b) (c)	387,000	405,383
Methanex Corp.
3.25%, 12/15/19	1,277,000	1,284,427
5.25%, 03/01/22	1,375,000	1,525,041
Momentive Performance Materials Inc., 8.88%, 10/15/20 (b) (c)	1,042,000	1,052,420
NewMarket Corp., 4.10%, 12/15/22 (b)	890,000	905,587
Rain CII Carbon LLC, 8.25%, 01/15/21 (b)	401,000	410,023
Rock-Tenn Co.
4.45%, 03/01/19 (b)	287,000	309,637
3.50%, 03/01/20 (b)	566,000	580,939
Samarco Mineracao SA, 4.13%, 11/01/22 (b)	1,480,000	1,505,900
Sappi Papier Holding GmbH
7.75%, 07/15/17 (b) (c)	1,337,000	1,457,330
8.38%, 06/15/19 (b) (c)	706,000	771,305
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (b)	1,320,000	1,346,400
Verso Paper Holdings LLC, 11.75%, 01/15/19 (c)	911,000	956,550
Xstrata Finance Canada Ltd.
1.80%, 10/23/15 (b)	3,351,000	3,369,196
4.00%, 10/25/22 (b)	851,000	860,199
5.30%, 10/25/42 (b)	1,000,000	1,003,804
		25,977,062
TELECOMMUNICATION SERVICES - 1.3%
Crown Castle Towers LLC, 4.88%, 08/15/20 (b)	1,450,000	1,636,126
Santander Holdings USA Inc., 4.63%, 04/19/16 (c)	1,550,000	1,620,510
Telecom Italia Capital SA, 6.18%, 06/18/14	150,000	158,100
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (b)	100,000	101,850
UPCB Finance VI Ltd., 6.88%, 01/15/22 (b) (c)	1,212,000	1,311,990
Virgin Media Finance Plc, 4.88%, 02/15/22 (c)	1,239,000	1,266,878
		6,095,454
UTILITIES - 2.9%
Abu Dhabi National Energy Co.
4.75%, 09/15/14 (b)	175,000	183,575
2.50%, 01/12/18 (b) (c)	1,242,000	1,254,420
Duquesne Light Holdings Inc., 6.40%, 09/15/20 (b)	630,000	761,994
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42 (c)	980,575	1,122,258
MidAmerican Energy Co., 6.13%, 04/01/36	939,000	1,185,338
Oglethorpe Power Corp., 4.20%, 12/01/42	2,824,000	2,765,444
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	2,250,000	2,790,409
4.10%, 06/01/22 (c)	1,379,000	1,503,016
5.30%, 06/01/42	360,000	411,587
Pacific Gas & Electric Co., 4.45%, 04/15/42	314,000	335,185
PPL WEM Holdings Plc, 3.90%, 05/01/16 (b)	200,000	210,611
Puget Energy Inc., 6.00%, 09/01/21 (c)	1,350,000	1,488,740
		14,012,577
Total Corporate Bonds and Notes (cost $255,734,714)		266,961,935

GOVERNMENT AND AGENCY OBLIGATIONS - 36.1%

GOVERNMENT SECURITIES - 12.5%
Municipals - 0.3%
Port Authority of New York & New Jersey, RB, 4.46%, 10/01/62	1,490,000	1,470,690
U.S. Treasury Securities - 12.2%
U.S. Treasury Bond
4.38%, 05/15/41	125,000	162,852
3.75%, 08/15/41	4,808,000	5,650,900
3.13%, 11/15/41	2,545,000	2,663,900
U.S. Treasury Note
0.88%, 02/28/17 - 07/31/19	27,669,000	27,789,054
1.00%, 03/31/17	3,590,000	3,654,229
2.00%, 11/15/21 - 02/15/22	14,772,000	15,301,234
1.75%, 05/15/22	4,255,000	4,291,899
		59,514,068
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 23.6%
Federal Home Loan Mortgage Corp. - 5.2%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/26 - 03/01/42	4,337,697	4,649,543
3.00%, 02/01/27	1,788,408	1,887,403
6.00%, 07/01/37 - 09/01/37	707,678	770,129
5.00%, 02/01/38 - 08/01/40	5,095,433	5,502,641
5.50%, 07/01/38 - 07/01/39	3,528,527	3,810,765
4.50%, 10/01/39 - 07/01/41	5,858,778	6,302,084
3.50%, 02/15/41, TBA (g)	1,076,000	1,142,157
3.00%, 02/15/43, TBA (g)	1,303,000	1,359,396
		25,424,118

See accompanying Notes to Financial Statements.

	Shares/Par	Value
Federal National Mortgage Association - 12.5%
Federal National Mortgage Association
4.50%, 02/01/23 - 09/01/41	6,600,492	7,145,740
4.00%, 01/01/26 - 01/01/41	7,379,065	7,916,382
3.00%, 02/15/26, TBA (g)	1,390,000	1,465,798
3.50%, 01/01/27 - 10/01/42	6,621,886	7,110,669
3.00%, 06/01/27 - 10/01/42	5,888,987	6,217,886
2.50%, 10/01/27	4,033,482	4,220,871
5.50%, 05/01/33 - 01/01/39	5,596,596	6,114,398
5.00%, 12/01/35	8,120,252	8,816,548
6.00%, 08/01/37 - 10/01/38	5,020,461	5,501,339
3.50%, 02/15/41, TBA (g)	6,239,000	6,639,904
		61,149,535
Government National Mortgage Association - 5.9%
Government National Mortgage Association
3.50%, 02/15/41, TBA (g)	1,829,000	1,984,036
4.50%, 02/15/41, TBA (g)	1,245,000	1,361,719
4.50%, 07/15/41 - 05/20/42	8,327,197	9,151,921
4.00%, 09/20/41	3,896,143	4,274,080
5.00%, 02/20/42	2,419,832	2,672,504
3.00%, 12/20/42	3,089,692	3,289,645
3.50%, 01/15/43, TBA (g)	5,435,000	5,905,043
		28,638,948
Total Government and Agency Obligations (cost $175,367,302)		176,197,359

PREFERRED STOCKS - 0.5%

FINANCIALS - 0.5%
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 05/01/22), Series P (f)	58,000	1,607,180
U.S. Bancorp, 6.00%, (callable at 25 beginning 04/15/17), Series G (c) (f)	35,000	970,900
Total Preferred Stocks (cost $2,325,000)		2,578,080

TRUST PREFERREDS - 0.2%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	35,000	976,500
Total Trust Preferreds (cost $906,360)		976,500

SHORT TERM INVESTMENTS - 15.4%
Investment Company - 4.5%
JNL Money Market Fund, 0.06% (h) (i)	21,672,331	21,672,331

Securities Lending Collateral - 10.9%
Securities Lending Cash Collateral Fund LLC, 0.28% (h) (i)	53,202,325	53,202,325
Total Short Term Investments (cost $74,874,656)		74,874,656

Total Investments - 114.0% (cost $541,829,167)		555,974,034
Other Assets and Liabilities, Net - (14.0%)		(68,310,142)
Total Net Assets - 100.0%		$487,663,892

(a)	Variable rate security. Rate stated was in effect as of December 31, 2012.
(b)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of December 31, 2012, the value of Rule 144A securities and Section 4(2) paper deemed liquid was $102,754,351.

(c)	All or portion of the security was on loan.
(d)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”)Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Financial Statements.

(e)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities in the Notes to Schedules of Investments.

(f)	Perpetual security.
(g)	All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2012, the total payable of investments purchased on a delayed delivery basis was $19,848,730.
(h)	Investment in affiliate.
(i)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.

JNL Money Market Fund

	Shares/Par	Value
CORPORATE BONDS AND NOTES - 12.3%

CONSUMER DISCRETIONARY - 0.2%
Target Corp., 0.38%, 01/11/13 (a)	$4,750,000	$4,750,000
FINANCIALS - 11.3%
American Honda Finance Corp.
0.39%, 08/02/13 (a) (b)	19,500,000	19,500,000
0.34%, 11/08/13 (b)	13,600,000	13,600,000
0.33%, 12/05/13 (a) (b)	10,000,000	10,000,000
General Electric Capital Corp., 0.48%, 01/15/13 (a)	17,000,000	17,001,357
Inter-American Development Bank, 3.50%, 07/08/13	25,845,000	26,283,917
JPMorgan Chase & Co.
4.75%, 05/01/13	15,000,000	15,220,524
1.06%, 09/30/13 (a)	12,000,000	12,066,400
Kreditanstalt fuer Wiederaufbau, 1.38%, 07/15/13	2,230,000	2,243,552
MassMutual Global Funding II, 0.81%, 09/27/13 (a) (b)	12,120,000	12,167,671
MetLife Global Funding I, 2.50%, 01/11/13 (b)	2,600,000	2,601,263
MetLife Institutional Funding II, 0.41%, 09/12/13 (a) (b)	24,900,000	24,900,000
National Rural Utilities Cooperative Finance Corp.
5.50%, 07/01/13	2,580,000	2,646,647
0.41%, 08/09/13 (a)	11,600,000	11,600,000
TIAA Global Markets Inc., 4.95%, 07/15/13 (b)	16,400,000	16,808,000
Toronto-Dominion Bank, 0.49%, 07/26/13 (a)	21,130,000	21,158,684
Toyota Motor Credit Corp., 0.90%, 01/15/13 (a)	13,800,000	13,800,000
Wells Fargo & Co., 4.38%, 01/31/13	17,995,000	18,052,767
		239,650,782
HEALTH CARE - 0.8%
Novartis Capital Corp., 1.90%, 04/24/13	17,000,000	17,087,516
Total Corporate Bonds and Notes (cost $261,488,298)		261,488,298

GOVERNMENT AND AGENCY OBLIGATIONS - 23.2%

GOVERNMENT SECURITIES - 23.2%
Federal Farm Credit Bank - 1.1% (c)
Federal Farm Credit Bank, 0.20%, 11/20/13	24,500,000	24,496,664
Federal Home Loan Bank - 14.1% (c)
Federal Home Loan Bank
0.20%, 01/11/13 - 10/04/13	23,380,000	23,378,042
0.19%, 03/25/13	70,650,000	70,643,536

See accompanying Notes to Financial Statements.

	Shares/Par	Value
0.25%, 03/27/13 - 09/06/13	50,050,000	50,042,359
0.23%, 04/17/13 - 06/04/13	47,210,000	47,209,015
0.22%, 04/25/13 - 05/03/13	26,850,000	26,849,322
0.24%, 05/10/13	4,000,000	3,999,957
0.27%, 05/21/13	11,000,000	11,000,000
1.88%, 06/21/13	10,000,000	10,078,705
0.19%, 08/01/13 (a)	12,000,000	11,997,155
0.28%, 08/15/13	12,000,000	12,005,786
0.30%, 12/04/13 - 12/12/13	21,000,000	21,021,450
0.17%, 12/20/13	11,000,000	10,931,225
		299,156,552
Federal Home Loan Mortgage Corp. - 5.7% (c)
Federal Home Loan Mortgage Corp.
4.50%, 01/15/13	14,807,000	14,831,121
0.31%, 01/22/13 (a)	15,750,000	15,750,365
1.72%, 04/11/13	21,710,000	21,800,162
0.40%, 09/03/13 (a)	41,000,000	41,050,453
4.88%, 11/15/13	25,900,000	26,948,200
		120,380,301
Federal National Mortgage Association - 2.3% (c)
Federal National Mortgage Association
0.34%, 01/10/13 (a)	20,000,000	20,000,472
0.75%, 02/26/13	7,000,000	7,005,254
3.25%, 04/09/13	9,345,000	9,420,953
1.05%, 10/22/13	12,000,000	12,081,146
		48,507,825
Total Government and Agency Obligations (cost $492,541,342)		492,541,342

SHORT TERM INVESTMENTS - 63.1%
Certificates of Deposit - 10.5%
Bank of Montreal
0.46%, 01/04/13 (a)	14,000,000	14,000,000
0.28%, 02/08/13	15,000,000	15,000,000
0.42%, 06/17/13 (a)	15,000,000	15,000,000
Bank of Nova Scotia
0.47%, 08/15/13 (a)	21,000,000	21,000,000
0.32%, 10/17/13 (a)	20,000,000	20,000,000
Canadian Imperial Bank of Commerce
0.35%, 02/04/13	15,000,000	15,000,000
0.27%, 05/09/13 (a)	15,000,000	15,000,000
0.34%, 08/27/13 (a)	22,000,000	22,000,000
JPMorgan Chase & Co., 0.36%, 02/04/13 (a)	18,000,000	18,000,000
Royal Bank of Canada, 0.36%, 09/06/13 (a)	26,000,000	26,000,000
Standard Chartered Bank, 0.29%, 04/10/13	21,500,000	21,500,000
Toronto-Dominion Bank, 0.20%, 02/11/13	20,000,000	20,000,000
		222,500,000
Commercial Paper - 15.1%
Chariot Funding LLC, 0.25%, 04/17/13 (b)	31,000,000	30,977,181
Coca-Cola Co., 0.26%, 01/14/13 (b)	25,150,000	25,147,639
DNB Bank ASA
0.24%, 02/11/13 (b)	10,000,000	9,997,267
0.23%, 02/12/13	23,000,000	22,993,828
Fairway Finance, 0.21%, 02/13/13 (b)	31,459,000	31,451,109
General Electric Capital Corp., 0.39%, 01/15/13	17,000,000	16,997,488
HSBC USA Inc.
0.28%, 02/12/13	18,000,000	17,994,120
0.31%, 02/20/13	18,000,000	17,992,250
Jupiter Securitization Corp.
0.25%, 01/16/13 (b)	15,000,000	14,998,437
0.20%, 02/01/13	15,500,000	15,497,330
Kreditanstalt fuer Wiederaufbau International Finance Inc., 0.20%, 02/20/13 (b)	18,000,000	17,995,000
Market Street Funding LLC
0.21%, 03/04/13 (b)	15,000,000	14,994,575
0.21%, 03/07/13 (b)	20,000,000	19,992,417
Old Line Funding LLC, 0.22%, 02/19/13 (b)	20,000,000	19,994,011
Thunder Bay Funding LLC, 0.20%, 03/13/13 (b)	22,000,000	21,991,322
Toyota Motor Credit Corp., 0.30%, 03/05/13	22,700,000	22,688,082
		321,702,056
Investment Company - 0.0%
JPMorgan Prime Money Market Fund, 0.04% (d)	86,272	86,272
Repurchase Agreements - 37.5%
Repurchase Agreement with Bank of America Securities, 0.19% (Collateralized by $7,301,651 Federal National Mortgage Association, 2.50%, due 08/01/27, value $7,650,000) acquired on 12/31/12, due 01/02/13 at $7,500,079	$7,500,000	7,500,000
Repurchase Agreement with Barclays Bank Plc., 0.18% (Collateralized by $34,955,245 Federal National Mortgage Association, 2.50%-6.00%, due 10/01/27-12/01/41, value $38,259,941 and $16,643,648 Federal Home Loan Mortgage Corp., 4.00%, due 12/01/41-02/01/42, value $17,840,057) acquired on 12/26/12, due 01/02/13 at $55,001,925	55,000,000	55,000,000
Repurchase Agreement with Barclays Bank Plc., 0.18% (Collateralized by $41,820,862 Government National Mortgage Association, 4.50%-6.50%, due 11/20/38-12/20/40, value $47,124,935 and $3,495,628 Federal National Mortgage Association, 4.00%-4.50%, due 04/01/41-09/01/42, value $3,875,066) acquired on 12/27/12, due 01/03/13 at $50,001,750	50,000,000	50,000,000
Repurchase Agreement with Barclays Bank Plc., 0.20% (Collateralized by $27,064,700 U.S. Treasury Bond, 4.50%, due 05/15/38, value $36,210,031) acquired on 12/31/12, due 01/02/13 at $35,500,394	35,500,000	35,500,000
Repurchase Agreement with BNP Paribas A/S, 0.20% (Collateralized by $15,278,305 Government National Mortgage Association, 5.00%-6.50%, due 01/20/39-05/15/40, value $17,135,935 and $32,001,966 Federal National Mortgage Association, 2.50%-4.50%, due 09/01/25-04/01/41, value $34,543,970 and $46,123,598 Federal Home Loan Mortgage Corp., 3.50%-6.00%, due 04/01/25-01/01/42, value $50,320,095) acquired on 12/06/12, due 01/07/13 at $100,017,778	100,000,000	100,000,000
Repurchase Agreement with Goldman Sachs and Co., 0.22% (Collateralized by $116,217,569 Government National Mortgage Association, 4.00%-4.50%, due 11/20/41, value $127,500,000) acquired on 12/28/12, due 01/04/13 at $125,005,347	125,000,000	125,000,000
Repurchase Agreement with Goldman Sachs and Co., 0.22% (Collateralized by $67,495,476 Government National Mortgage Association, 3.50%-5.50%, due 12/15/39-12/20/42, value $74,460,000) acquired on 12/27/12, due 01/03/13 at $73,003,123	73,000,000	73,000,000

See accompanying Notes to Financial Statements.

	Shares/Par	Value
Repurchase Agreement with Goldman Sachs and Co., 0.22% (Collateralized by $69,674,317 Government National Mortgage Association, 3.50%-5.50%, due 10/15/25-12/20/42, value $76,500,000) acquired on 12/26/12, due 01/02/13 at $75,003,208	75,000,000	75,000,000
Repurchase Agreement with JPMorgan Chase Bank, 0.21% (Collateralized by $72,547,601 Federal Home Loan Mortgage Corp., 1.94%-4.80%, due 01/01/23-08/01/42, value $76,500,495) acquired on 12/31/12, due 01/04/13 at $75,001,750	75,000,000	75,000,000
Repurchase Agreement with JPMorgan Chase Bank, 0.25% (Collateralized by $14,595,721 Federal National Mortgage Association, 4.00%, due 03/01/42-05/01/42, value 16,322,058) acquired on 12/31/12, due 01/02/13 at $16,000,222	16,000,000	16,000,000
Repurchase Agreement with RBS Securities Inc., 0.20% (Collateralized by $187,292,100 U.S. Treasury Note, 0.125%-1.00%, due 09/30/13-09/30/2016, value $187,886,271) acquired on 12/31/12, due 01/02/13 at $184,202,047	184,200,000	184,200,000
		796,200,000
Total Short Term Investments (cost $1,340,488,328)		1,340,488,328

Total Investments - 98.6% (cost $2,094,517,968)		2,094,517,968
Other Assets and Liabilities, Net - 1.4%		29,664,510
Total Net Assets - 100.0%		$2,124,182,478

(a)	Variable rate security. Rate stated was in effect as of December 31, 2012.
(b)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of December 31, 2012, the value of Rule 144A securities and Section 4(2) paper deemed liquid was $307,115,891.

(c)	Securities in this category are direct debt of the agency and not collateralized by mortgages.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust

Notes to Schedules of Investments

December 31, 2012

Restricted Securities – Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities that have been deemed illiquid, held at December 31, 2012.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/PPM America Total Return Fund
Aon Plc, 4.25%, 12/12/42	12/18/2012	$99,587	$99,576	0.02%

Schedule of Open Futures Contracts

	Expiration	Contracts Long/ (Short)	Unrealized Appreciation/ (Depreciation)
JNL/PPM America Total Return Fund
U.S. Treasury Bond Future, 20-Year	March 2013	100	$(177,455)
U.S. Treasury Note Future, 5-Year	March 2013	(284)	53,327
U.S. Treasury Note Future, 10-Year	March 2013	(384)	264,872
Ultra Long Term U.S. Treasury Bond Future, 30-Year	March 2013	18	(28,227)
			$112,517

Abbreviations:

ABS - Asset-Backed Security

MBS - Mortgage-Backed Security

RB - Revenue Bond

REMIC - Real Estate Mortgage Investment Conduit

TBA -To Be Announced (Securities purchased on a delayed delivery basis)

See accompanying Notes to Financial Statements.

JNL Investors Series Trust

Statements of Assets and Liabilities

December 31, 2012

	JNL/PPM America Total Return Fund	JNL Money Market Fund
Assets
Investments - unaffiliated, at value (a)	$481,099,378	$1,298,317,968
Investments - affiliated, at value (b)	74,874,656	—
Repurchase Agreements	—	796,200,000
Total investments, at value (c)	555,974,034	2,094,517,968
Cash	32,542	—
Receivable for investments sold	12,616,114	27,687,813
Receivable for dividends and interest	3,153,311	2,563,664
Receivable for variation margin	66,000	—
Receivable for deposits with brokers	444,218	—
Other assets	1,537	526
Total assets	572,287,756	2,124,769,971

Liabilities
Payable for advisory fees	205,934	365,239
Payable for administrative fees	41,186	—
Payable for 12b-1 fee (Class A)	29,300	—
Payable for investment securities purchased	31,025,919	—
Payable for dividends	—	117,904
Payable for trustee fees	3,408	49,205
Payable for other expenses	792	55,145
Payable for variation margin	115,000	—
Payable upon return of securities loaned	53,202,325	—
Total liabilities	84,623,864	587,493
Net assets	$487,663,892	$2,124,182,478

Net assets consist of:
Paid-in capital	$450,292,897	$2,124,135,714
Undistributed (excess of distributions over) net investment income	9,573,727	(29,127)
Accumulated net realized gain	13,539,884	75,891
Net unrealized appreciation on investments and foreign currency	14,257,384	—
	$487,663,892	$2,124,182,478

Shares outstanding (no par value), unlimited shares authorized	41,223,590	2,124,136,021
Net asset value per share	$11.83	$1.00

(a) Investments - unaffiliated, at cost	$466,954,511	$2,094,517,968
(b) Investments - affiliated, at cost	74,874,656	—
(c) Total investments, at cost	$541,829,167	$2,094,517,968
(b) Including value of securities on loan	52,074,447	—

See accompanying Notes to Financial Statements.

JNL Investors Series Trust

Statements of Operations

For the Year Ended December 31, 2012

	JNL/PPM America Total Return Fund	JNL Money Market Fund
Investment income
Dividends(a)	$153,734	$—
Interest	10,511,316	5,386,520
Securities lending	95,977	—
Total investment income	10,761,027	5,386,520

Expenses
Advisory fees	1,824,862	4,153,822
Administrative fees	364,967	—
12b-1 fee (Class A)	729,947	—
Legal fees	1,606	10,184
Trustee fees	6,105	39,962
Other expenses	2,289	44,868
Total expenses	2,929,776	4,248,836
Net investment income	7,831,251	1,137,684

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	15,459,166	76,236
Futures contracts	(219,029)	—
Net change in unrealized appreciation on:
Investments	11,039,895	—
Futures contracts	155,610	—
Net realized and unrealized gain	26,435,642	76,236

Net increase in net assets from operations	$34,266,893	$1,213,920

(a) Dividends from affiliated investments	$116,115	$—

See accompanying Notes to Financial Statements.

JNL Investors Series Trust

Statements of Changes in Net Assets

	JNL/PPM America Total Return Fund
	For the Year Ended December 31, 2012	For the two months December 31, 2011	For the Year Ended October 31, 2011
Operations
Net investment income	$7,831,251	$420,500	$1,236,897
Net realized gain	15,240,137	392,570	1,491,724
Net change in unrealized appreciation (depreciation)	11,195,505	1,684,738	(740,381)
Net increase in net assets from operations	34,266,893	2,497,808	1,988,240
Distributions to shareholders
From net investment income
Class A	(36,721)	(1,472,069)	(1,191,029)
From net realized gains
Class A	(325,682)	(1,518,271)	(1,964,107)
Total distributions to shareholders	(362,403)	(2,990,340)	(3,155,136)
Share transactions(1)
Proceeds from the sale of shares
Class A	185,359,317	299,111,113	—
Reinvestment of distributions
Class A	362,403	2,990,340	3,155,136
Cost of shares redeemed
Class A	(33,553,312)	(29,494,315)	—
Net increase in net assets from share transactions	152,168,408	272,607,138	3,155,136
Net increase net assets	186,072,898	272,114,606	1,988,240
Net assets beginning of period	301,590,994	29,476,388	27,488,148
Net assets end of period	$487,663,892	$301,590,994	$29,476,388
Undistributed net investment income	$9,573,727	$36,030	$1,074,996

(1)Share transactions
Shares sold
Class A	16,014,786		28,115,962		—
Reinvestment of distributions
Class A	30,660		281,907		292,956
Shares redeemed
Class A	(2,950,566)		(2,782,423)		—
Net increase
Class A	13,094,880		25,615,446		292,956
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$1,338,040,058	(a)	$320,430,788	(b)	$83,764,932	(c)
Proceeds from sales of securities	1,167,430,099	(a)	64,500,522	(b)	84,010,994	(c)

(a)  Amounts include $644,975,575 and $564,643,455 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $144,859,818 and $59,265,412 of purchases and sales, respectively, of U.S. Government Securities.

(c)  Amounts include $804,131 and $3,163,848 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust

Statements of Changes in Net Assets

	JNL Money Market Fund
	For the Year Ended December 31, 2012	For the two months December 31, 2011	For the year ended October 31, 2011
Operations
Net investment income	$1,137,684	$78,587	$775,761
Net realized gain (loss)	76,236	(345)	51,766
Net change in unrealized appreciation (depreciation)	—	—	—
Net increase in net assets from operations	1,213,920	78,242	827,527
Distributions to shareholders
From net investment income
Institutional Class	(1,137,684)	(106,305)	(775,761)
From net realized gains
Institutional Class	—	(53,457)	(5,025)
Total distributions to shareholders	(1,137,684)	(159,762)	(780,786)
Share transactions(1)
Proceeds from the sale of shares
Institutional Class	22,391,595,564	3,285,833,304	18,692,886,046
Cost of shares redeemed
Institutional Class	(22,307,991,490)	(3,139,649,965)	(18,308,854,731)
Net increase in net assets from share transactions	83,604,074	146,183,339	384,031,315
Net increase net assets	83,680,310	146,101,819	384,078,056
Net assets beginning of period	2,040,502,168	1,894,400,349	1,510,322,293
Net assets end of period	$2,124,182,478	$2,040,502,168	$1,894,400,349
Undistributed (excess of distributions over) net investment income	$(29,127)	$(29,127)	$—

(1)Share transactions
Shares sold
Institutional Class	22,391,595,564		3,285,833,304		18,692,886,046
Shares redeemed
Institutional Class	(22,307,991,490)		(3,139,649,965)		(18,308,854,731)
Net increase
Institutional Class	83,604,074		146,183,339		384,031,315
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$1,105,364,684	(a)	$217,652,435	(b)	$—
Proceeds from sales of securities	942,551,210	(a)	58,825,752	(b)	—

(a) Amounts include $787,858,493 and $665,447,210 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $189,805,215 and $13,159,410 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust

Financial Highlights for a Share Outstanding

		Increase (Decrease) from Investment Operations(a)				Distributions from					Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains, (Losses)	Total from Investment Operations		Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/PPM America Total Return Fund
12/31/2012	$10.72	$0.25	$0.86	$1.11		$(0.00	)(e)	$(0.00	)(e)	$11.83	10.44%	$487,664	229	%(f)	0.80	%(i)	0.80	%(i)	2.15%
12/31/2011 (g)	11.73	0.04	0.04	0.08		(0.49)		(0.60)		10.72	0.87	301,591	33	(f)	0.76	(i)	0.76	(i)	2.41
10/31/2011	12.38	0.50	0.27	0.77		(0.54)		(0.88)		11.73	7.25	29,476	302	(f)	0.61		0.61		4.36
10/31/2010	11.94	0.53	1.09	1.62		(0.49)		(0.69)		12.38	14.88	27,488	246	(f)	0.60		0.60		4.56
10/31/2009 (h)	10.00	0.40	1.54	1.94		—		—		11.94	19.40	23,923	476	(f)	0.80		0.80		4.39
JNL Money Market Fund
12/31/2012	1.00	0.00	—	0.00	(e)	(0.00	)(e)	—		1.00	0.05	2,124,182	n/a		0.19		0.19		0.05
12/31/2011 (g)	1.00	0.00	—	0.00	(e)	(0.00	)(e)	—		1.00	0.01	2,040,502	n/a		0.19		0.19		0.03
10/31/2011	1.00	0.00	—	0.00	(e)	(0.00	)(e)	—		1.00	0.05	1,894,400	n/a		0.19		0.20		0.05
10/31/2010	1.00	0.00	—	0.00	(e)	(0.00	)(e)	—		1.00	0.06	1,510,322	n/a		0.20		0.20		0.06
10/31/2009	1.00	0.01	—	0.01		(0.01)		—		1.00	0.60	844,206	n/a		0.21		0.21		0.49
10/31/2008	1.00	0.03	—	0.03		(0.03)		—		1.00	3.12	504,934	n/a		0.21		0.21		3.14

(a)  Calculated using the average shares method.

(b)  Annualized for periods less than one year.

(c)  Total return assumes reinvestment of all distributions for the period.  Total return is not annualized for periods less than one year.

(d)  Portfolio turnover is not annualized for periods of less than one year and excludes dollar roll transactions.

(e)  Amount represents less than $0.005.

(f)  Portfolio turnover including dollar roll transactions for JNL/PPM America Total Return Fund was 647% for the period ended October 31, 2009, 454% for the year ended October 31, 2010, 410% for the year ended October 31, 2011, 56% for the period ended December 31, 2011 and 328% for the year ended December 31, 2012.

(g)  For the two months ended December 31, 2011.

(h)  Commencement of operations for JNL/PPM America Total Return Fund was December 29, 2008.

(i)   Effective December 12, 2011, the JNL/PPM America Total Return Fund began charging an annual 12b-1 fee of 0.20% of average daily net assets.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust

Notes to Financial Statements

December 31, 2012

NOTE 1.  ORGANIZATION

The JNL Investors Series Trust (“Trust”) was organized under the laws of Massachusetts, by a Declaration of Trust, dated July 28, 2000.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and the Securities Act of 1933, as amended, (“1933 Act”) as an open-end management investment company issuing its shares in various series. Each series is known as a “Fund” (collectively, “Funds”) and represents a distinct portfolio with its own investment objectives and policies.  The Trust currently consists of two (2) separate Funds, the JNL/PPM America Total Return Fund, for which PPM America, Inc. serves as the Sub-Adviser, and the JNL Money Market Fund, for which Wellington Management Company, LLP serves as Sub-Adviser.  The JNL/PPM America Total Return Fund and the JNL Money Market Fund are diversified investment companies as defined in the 1940 Act.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser to each of the Funds.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America.  PPM America, Inc., the Sub-Adviser for JNL/PPM America Total Return Fund, is an affiliate of JNAM.  At December 31, 2012, affiliated investment funds owned 100% of the outstanding capital shares of the JNL/PPM America Total Return Fund and the JNL Money Market Fund.

The JNL/PPM America Total Return Fund presently offers one class of shares, Class A, which are available for investment to certain Funds in the JNL Series Trust, an open end management investment company advised by JNAM. The JNL Money Market Fund offers an Institutional Class of shares.  Institutional Class shares are not sold to retail investors but are available for investment to affiliated Funds.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Effective November 21, 2011, the Trust’s Board of Trustees (“Board” or “Trustees”) approved changing the Trust’s fiscal and tax year end from October 31 to December 31.

Security Valuation — Under the Trust’s valuation policy and procedures, the Board has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Board.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system.  All securities in the JNL Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Futures contracts traded on an exchange are valued at the settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The securities lending collateral fund, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures approved by the Board, the Adviser may rely on pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

JNL Investors Series Trust

Notes to Financial Statements

December 31, 2012

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders – The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  The JNL/PPM America Total Return Fund generally declares and pays dividends from net investment income annually, but may pay more frequently to avoid excise tax.  The JNL Money Market Fund declares dividends daily and pays dividends monthly.  Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carryforwards.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Income received in lieu of dividends for securities loaned are included in dividends in the Statements of Operations.  Interest income, including level-yield amortization of discounts and premiums, is accrued daily.  A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis.

Expenses – Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Guarantees and Indemnifications – In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, certain of the Trust’s contracts with service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Recent Accounting Pronouncements - In December 2011, Financial Accounting Standards Board (“FASB”) released Accounting Standards Update (“ASU”) 2011-11 “Disclosures about Offsetting Assets and Liabilities”.  ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  ASU 2011-11 will enhance disclosures by requiring improved information about financial instruments and derivative instruments that meet the criteria for offsetting amounts in the balance sheet or are subject to a master netting arrangement.  The information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial positions, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments.  ASU 2011-11 is effective for the annual periods beginning on or after January 1, 2013 and the interim periods within those annual periods.  Management is currently evaluating the impact ASU 2011-11 will have on the Funds’ financial statements.

NOTE 3.  FASB ACCOUNTING STANDARDS CODIFICATION (“ASC”) TOPIC 820, “FAIR VALUE MEASUREMENTS AND DISCLOSURE”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’

JNL Investors Series Trust

Notes to Financial Statements

December 31, 2012

models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of December 31, 2012 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$34,385,504	$—	$34,385,504
Corporate Bonds and Notes	—	266,961,935	—	266,961,935
Government and Agency Obligations	—	176,197,359	—	176,197,359
Preferred Stocks	970,900	1,607,180	—	2,578,080
Trust Preferreds	976,500	—	—	976,500
Short Term Investments	74,874,656	—	—	74,874,656
Fund Total	$76,822,056	$479,151,978	$—	$555,974,034
JNL Money Market Fund
Corporate Bonds and Notes	$—	$261,488,298	$—	$261,488,298
Government and Agency Obligations	—	492,541,342	—	492,541,342
Short Term Investments	86,272	1,340,402,056	—	1,340,488,328
Fund Total	$86,272	$2,094,431,696	$—	$2,094,517,968

	Assets - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Open Futures Contracts	$318,199	$—	$—	$318,199

	Liabilities - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Open Futures Contracts	$(205,682)	$—	$—	$(205,682)

(1)Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

The Funds recognize transfers between levels as of the beginning of the year.  There were no significant transfers into or out of Level 1 or 2 during the year.

The following table is a rollforward of significant Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the year ended December 31, 2012:

	Balance at Beginning of Period	Transfers into Level 3 During the Period(2)	Transfers out of Level 3 During the Period(2)		Total Realized and Change in Unrealized Gain/(Loss)	Purchases	(Sales)	Balance at End of Period	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period(1)
Investments in Securities
JNL/PPM America Total Return Fund
Corporate Bond and Notes	$—	$—	$(9,020,000	)(3)	$—	$9,020,000	$—	$—	$—

(1) Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held at December 31, 2012.

(2) There were no material, significant transfers between Level 3 and Level 2 valuations during the year ended December 31, 2012 other than those noted in the table.

(3) During the year, the valuation of the corporate bonds in JNL/PPM America Total Return Fund was transferred from a Level 3 valuation to a Level 2 valuation.  The corporate bonds are valued via models established and monitored by market analysts using directly observable inputs from a pricing service and considered a Level 2 valuation, previously they were valued based on a comparable public company’s prior day bond price plus a predetermined spread using a sub adviser provided quote and considered a Level 3 valuation.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

JNL Investors Series Trust

Notes to Financial Statements

December 31, 2012

NOTE 4.  SECURITIES INVESTMENTS, INVESTMENT RISKS AND REGULATORY MATTERS

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”.  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the 1933 Act, as amended, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - Certain Funds may invest in repurchase agreements.  A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller, generally a bank or broker/dealer, to repurchase that security back from the Fund at a specified price and date or upon demand.  The underlying securities used as collateral for all repurchase agreements are held in safekeeping at the Fund’s Custodian or designated subcustodians under triparty repurchase agreements.  The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest.  In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Delayed-Delivery Securities - The JNL/PPM America Total Return Fund may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities.  These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions.  When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions.  When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss.  When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund.  In connection with TBA transactions, the JNL/PPM America Total Return Fund may maintain a short position related to certain securities.  In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.  Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the consideration of factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties.  The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral.   Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Mortgage-Backed Dollar and Treasury Roll Transactions - The JNL/PPM America Total Return Fund may sell mortgage-backed or Treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price.  The Fund may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which the Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or

JNL Investors Series Trust

Notes to Financial Statements

December 31, 2012

before the forward repurchase settlement date of the dollar roll transaction.  During the period between the sale and repurchase, the Fund forgoes interest and principal paid on the mortgage-backed securities.  The Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale.  Any gains, losses and any income or fees earned are recorded to realized gain or loss.  If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction.  Any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.  For the year ending December 31, 2012, JNL/PPM America Total Return Fund did not have treasury roll transactions characterized as secured borrowing transactions.

Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Securities Lending and Securities Lending Collateral — The JNL/PPM America Total Return Fund lends securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Fund’s securities lending agent exchange negotiated lender fees and the Fund receives a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  The Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Fund.  JNL/PPM America Total Return Fund has cash collateral invested in the Securities Lending Cash Collateral Fund, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Securities that are not valued at amortized cost are generally valued based on prices furnished by pricing services.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

Senior and Junior Loans - The JNL/PPM America Total Return Fund may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date.  Interest income on these loans is accrued based on the terms of the securities.  Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Market, Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Regulatory Matters - On February 8, 2012, the U.S. Commodity Futures Trading Commission (“CFTC”) adopted amendments to its existing part 4 regulations.  Previously, investment companies and certain investment advisers to investment companies were excluded from the definition of a “commodity pool operator,” and did not have to register with the CFTC and National Futures Association (“NFA”).  Several of the CFTC rules relating to commodity pool operators, including Rule 4.5, were amended, thereby, removing the exclusion from CFTC regulation for regulated investment companies.  Effective January 1, 2013, JNAM was registered as a commodity pool operator, and certain of the Funds may be considered a “pool” for purposes of reporting to the CFTC and NFA.

NOTE 5.  FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging” — This standard includes the requirement for qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, realized and unrealized gains and losses and volume of activity for

JNL Investors Series Trust

Notes to Financial Statements

December 31, 2012

derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for futures held by the JNL/PPM America Total Return Fund are discussed in the following paragraph.

Futures Contracts — The JNL/PPM America Total Return Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives.  During the year, the Fund used futures contracts to manage exposure to or hedge changes in interest rates and to replicate treasury bond positions.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount, known as the “initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund or the change in the market value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, there is minimal counterparty risk to the Fund since future contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the future contracts against default.

At December 31, 2012, variation margin related to futures is reflected as receivable or payable for variation margin in the Statement of Assets and Liabilities.  During the year ended December 31, 2012, realized gains and change in unrealized appreciation/(depreciation) in futures contracts is reflected for such investments in the Statement of Operations.  The futures contracts outstanding as of December 31, 2012, as disclosed in the Notes to the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on futures contracts during the period as disclosed in the Statement of Operations serve as indicators of the volume of activity for the Fund.  For the year ended December 31, 2012, the average monthly value at purchase for futures in the JNL/PPM America Total Return Fund was $14,335,563 long and $55,573,394 short. At December 31, 2012, the JNL/PPM America Total Return Fund had $444,218 cash pledged as collateral for futures contracts.

NOTE 6.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee - The Trust has an investment advisory agreement with JNAM, whereby JNAM provides investment management services.  Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.  The JNL/PPM America Total Return Fund is obligated to pay JNAM an annual rate of 0.50% for net assets up to $1 billion and 0.45% for net assets over $1 billion.  The JNL Money Market Fund is obligated to pay JNAM an annual rate of 0.20% for net assets up to $750 million and 0.18% for net assets over $750 million.

Administrative Fee — JNAM also serves as the “Administrator” to the Funds.  The JNL/PPM America Total Return Fund pays JNAM an Administrative Fee at an annual rate of 0.10% of the average daily net assets of the Fund which is accrued daily and paid monthly.  JNAM provides or procures most of the necessary administrative functions and services for the operations of the JNL Money Market Fund at no additional cost.  In accordance with the administration agreement, JNAM is responsible for payment of the following expenses: fund accounting, shareholder reporting, shareholder servicing, certain legal, insurance, custody, audit, and tax fees.  Additionally, JNAM provides transfer agency services.

Fee Waiver and Expense Reimbursements — Pursuant to a contractual expense limitation agreement, effective November 1, 2010, JNAM agreed to waive fees and reimburse expenses of the JNL Money Market Fund to the extent necessary to limit operating expenses of the Fund (excluding brokerage expense, interest, taxes and dividend, and extraordinary expenses) to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the year.  In addition, when the Fund receives income sufficient to pay a dividend, JNAM may recapture previously waived fees and reimbursed expenses from the Fund for a period of three years.  During the year ended October 31, 2011, the period ended December 31, 2011 and the year ended December 31, 2012, no fees were waived under the contractual expense limitation agreement.

Rule 12b-1 Fees - The JNL/PPM America Total Return Fund adopted a Distribution Plan under the provisions under Rule 12b-1 under the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Fund’s Class A shares.  Jackson National Life Distributors LLC (“JNLD”), a wholly-owned subsidiary of Jackson and an affiliate of JNAM, is the principal underwriter of the Funds, with responsibility for promoting sales of their shares.  JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries.  For the JNL/PPM America Total Return Fund, the maximum annual 12b-1 fee allowed is 0.20% of the average daily net assets attributable to Class A shares.  Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees (Class A) in the Statements of Operations.  Institutional Class shares of JNL Money Market Fund have no Rule 12b-1 Fees.

Deferred Compensation Plan — Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Trustees may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds.  Prior to January 1, 2007, Trustees were able to defer the receipt of their compensation under a separate plan.  Deferred amounts under this plan are credited at a fixed annual rate of return of five percent (5%).  Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

JNL Investors Series Trust

Notes to Financial Statements

December 31, 2012

Investments in Affiliates - During the year ended December 31, 2012, the JNL/PPM America Total Return Fund invested in a money market fund which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the JNL/PPM America Total Return Fund and its affiliates and is not available for direct purchase by members of the public.  JNL/PPM America Total Return Fund’s investment in JNL Money Market Fund on December 31, 2011 and December 31, 2012 was $69,859,053 and $21,672,331, respectively.  During the year ended December 31, 2012, dividend income received from this investment was $20,138 and there was no realized gain or loss relating to transactions in this investment.  JNL/PPM America Total Return Fund participates in securities lending and receives cash collateral which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Fund’s Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  The total value and cost of affiliated investments are disclosed separately in the Statement of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statement of Operations.

NOTE 7.  FEDERAL INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes.  Each Fund intends to qualify as a regulated investment company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Therefore, no federal income tax provision is required.  Under current tax law, interest and dividend income and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract.

The following information is presented on an income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following: expired capital loss carryforwards, paydown reclassifications, net operating losses, accounting treatment of notional principal contracts and distribution adjustments.  These reclassifications have no impact on net assets.

	Net Increase (Decrease)
	Undistributed Net Investment income	Accumulated Realized Gain
JNL/PPM America Total Return Fund	$1,743,167	$(1,743,167)

The Regulated Investment Company Modernization Act of 2010 (“Act”) was enacted on December 22, 2010.  In general, the provisions of the Act were effective for the Funds’ fiscal year ending December 31, 2011.  Under the Act, a Fund is permitted to carry forward capital losses for an unlimited period.  However, any losses incurred during post-enactment taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses, and are not considered exclusively short-term as under previous law.  At December 31, 2012, the Funds did not have any capital loss carryovers for U.S. Federal income tax purposes.

At December 31, 2012, the Funds had no capital, currency and/or PFIC mark-to-market losses realized after October 31, 2012 (“Post-October losses”).

As of December 31, 2012, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/PPM America Total Return Fund	$541,897,526	$14,708,270	$(631,762)	$14,076,508
JNL Money Market Fund	2,094,517,980	—	(12)	(12)

As of December 31, 2012, the components of distributable taxable earnings for U.S. federal income tax purposes were as follows:

	Undistributed Net Ordinary income*	Undistributed Net Long Term Capital Gains	Unrealized Gains (Losses)**	Capital Loss Carry Forward
JNL/PPM America Total Return Fund	$24,329,188	$551,422	$12,490,385	$—
JNL Money Market Fund	96,268	—	(49,504)	—

*   Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

**  Unrealized gains (losses) are adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures contracts for federal income tax purposes.

The JNL/PPM America Total Return Fund paid distributions of $362,403, $2,477,913 and $2,643,450 from net ordinary income which consists of net taxable income derived from dividends and interest and net short-term capital gains, if any, during the year ended December 31, 2012, the period ended December 31, 2011 and the year ended October 31, 2011, respectively.  The JNL/PPM America Total Return Fund paid distributions from long term capital gains of $512,427 and $511,686 during the period ended December 31, 2011 and the year ended October 31, 2011, respectively.  These amounts were designated as a long term capital gain dividend, pursuant to the Internal Revenue Code Section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero.  The JNL Money Market Fund paid distributions of $1,137,684, $159,762 and $780,786 from net ordinary income which consists of net taxable income derived from dividends and interest and net short-term capital gains, if any, during the year ended December 31, 2012, the period ended December 31, 2011 and the year ended October 31, 2011, respectively.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s

JNL Investors Series Trust

Notes to Financial Statements

December 31, 2012

tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2009, 2010, 2011 and 2012, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements for the year ended December 31, 2012.

NOTE 8.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the footnotes except for the following:

Effective February 20, 2013, the Board voted to approve the Trust entering into a Syndicated Credit Agreement (“SCA”) with a group of lenders.  The Trust plans to participate in the SCA with other funds managed by JNAM and Curian Capital LLC, a subsidiary of Jackson and an affiliate of JNAM, in a credit facility to be used solely to finance shareholder redemptions or for other temporary or emergency purposes.  The Funds will be able to borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Funds’ prospectuses and the 1940 Act.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

JNL Investors Series Trust:

We have audited the accompanying statements of assets and liabilities of JNL Money Market Fund and JNL/PPM America Total Return Fund (the “Funds”) (series of JNL Investors Series Trust), including the schedules of investments, as of December 31, 2012, and the related statements of operations for the year then ended, and the statements of changes in net assets for the each of the years or period in the two year period then ended, and the financial highlights for each of the years or period indicated herein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2012, the results of their operations, changes in their net assets and the financial highlights for each of the years or period indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

February 28, 2013

Chicago, Illinois

JNL Investors Series Trust

Additional Disclosures (Unaudited)

December 31, 2012

Disclosure of Fund Expenses

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/01/2012	Ending Account Value 12/31/2012	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/01/2012	Ending Account Value 12/31/2012	Annualized Expense Ratios	Expenses Paid During Period
JNL/PPM America Total Return Fund
Class A	$1,000.00	$1,043.10	0.80%	$4.11	$1,000.00	$1,021.12	0.80%	$4.06
JNL Money Market Fund
Institutional Class	1,000.00	1,000.30	0.19	0.96	1,000.00	1,024.18	0.19	0.97

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by the number of days in the most recent 12-month period (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Guidelines

The Funds’ Board has adopted the Proxy voting policies and procedures (“Policy”) of the Funds’ Adviser, pursuant to which the Board has delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the Sub-Advisers.  The Trust has approved each of the Sub-Adviser’s proxy voting policies and procedures (“Procedures”).

The Policy is designed to promote accountability of the company’s management to its shareholders and to align the interests of management with those shareholders.  The Sub-Advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders.  The Sub-Advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.  In addition, the Sub-Advisers will monitor situations that may result in a conflict of interest, in accordance with their policies and procedures.  A description of the policy and the procedures used by the Funds to vote proxies relating to the portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 are available (1) without charge, upon request by calling 1-866-255-1935, and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES AND OFFICERS THE JNL INVESTORS SERIES TRUST (“TRUST”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE OR OFFICER

Interested Trustee

Mark D. Nerud, CPA (46) (1) 1 Corporate Way Lansing, MI 48951	Trustee(2) (1/2007 to present) President and Chief Executive Officer (12/2006 to present)	112

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Executive Officer of the Adviser (1/2010 to present); President of the Adviser (1/2007 to present); Managing Board Member of Curian Capital, LLC (1/2011 to present) and Curian Clearing LLC (1/2011 to present); Managing Board Member of the Adviser (11/2000 to 11/2003) (1/2007 to 12/2010); President and CEO of other Investment Companies advised by the Adviser (12/2006 to present); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/2000 to 12/2009)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None

Disinterested Trustees

Michael Bouchard (56) 1 Corporate Way Lansing, MI 48951	Trustee(2) (12/2003 to present)	112

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Sheriff, Oakland County, Michigan (1/1999 to present)
OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None

William J. Crowley, Jr. (67) 1 Corporate Way Lansing, MI 48951	Trustee(2) (1/2007 to present)	112

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS:

Director of Alpha Natural Resources (07/2009 to present); Director of Foundation Coal Holdings, Inc. (from 12/2004 until 7/2009 when the company was acquired); Director of Provident Bankshares Corporation (from 5/2003 until 5/2009 when the company was acquired)

Dominic D’Annunzio (74) 1 Corporate Way Lansing, MI 48951	Trustee(2) (2/2002 to present) Chairman of the Board (2/2004 to 12/2010)	112

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Acting Commissioner of Insurance for the State of Michigan (1/1990 to 5/1990) and (8/1997 to 5/1998)
OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None

Michelle Engler (54) 1 Corporate Way Lansing, MI 48951	Chairperson of the Board(3) (1/2011 to present) Trustee(2) (12/2003 to present)	112

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney (1983 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Director of Federal Home Loan Mortgage Corporation (2001 to 9/2008)

TRUSTEES AND OFFICERS THE JNL INVESTORS SERIES TRUST (“TRUST”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE OR OFFICER

James Henry, Ph.D. (74) 1 Corporate Way Lansing, MI 48951	Trustee(2) (1/2007 to present)	112

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to 7/2009)
OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None

Richard McLellan (70) 1 Corporate Way Lansing, MI 48951	Trustee(2) (12/1994 to present)	112

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney (2010 to present); Adjunct Associate Professor, Michigan State University (2008 to present); Senior Counsel, Dykema Gossett PLLC (2007 to 2009)
OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: Member of the Board of Directors of ITC Holdings Corp. (11/2007 to present)

William R. Rybak (61) 1 Corporate Way Lansing, MI 48951	Trustee(2) (1/2007 to present)	112

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS:

Member of the Board of Directors of Christian Brothers Investments, Inc. (2010 to present); Member of the Board of Trustees of Lewis University (10/2012 to present), Chairman of the Board of Trustees of Lewis University (1982 – 2009) and Chair Emeritus (2009 to present); Member of the Board of Directors of Howe Barnes Hoefer Arnett (2001 to 3/2011); Member of the Boards of each of the Calamos Mutual Funds (2002 to present); Member of the Board of Directors of The PrivateBancorp (2003 to present)

Patricia A. Woodworth (57) 1 Corporate Way Lansing, MI 48951	Trustee(2) (1/2007 to present)	112

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present)
OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: None

(1)         Mr. Nerud is an “interested person” of the Trust due to his position with Jackson National Life Insurance Company®, which is the parent company of the Jackson National Asset Management, LLC.

(2)         The interested and disinterested Trustees are elected to serve for an indefinite term.

(3)         Beginning January 1, 2011, the Chairperson shall serve as Chairperson for no more than three consecutive years and may not be re-elected as Chairperson until at least one year has elapsed since the end of the Chairperson’s term.  Chairperson Engler’s term will lapse at the end of 2013.

TRUSTEES AND OFFICERS THE JNL INVESTORS SERIES TRUST (“TRUST”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE OR OFFICER

Officers

Danielle A. Bergandine (32) 1 Corporate Way Lansing, MI 48951	Anti-Money Laundering Officer (12/2007 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Compliance Analyst of the Adviser (6/2009 to present); Anti-Money Laundering Officer of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Compliance Analyst of the Adviser (08/2006 to 6/2009)

Karen J. Buiter, CPA (47) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/2008 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President – Financial Reporting of the Adviser (7/2011 to present); Assistant Treasurer of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Assistant Vice President – Fund Reporting of the Adviser (4/2008 to 6/2011); Assistant Treasurer of other Investment Companies advised by the Adviser (12/2008 to present); Treasurer of Henderson Global Funds (2/2004 to 3/2008)

Kelly L. Crosser (40) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/2007 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Compliance Analyst of Jackson National Life Insurance Company (4/2007 to present); Assistant Secretary of other Investment Companies advised by the Adviser (9/2007 to present); Assistant Secretary of other Investment Companies advised by Curian Capital, LLC (11/2010 to present)

Steven J. Fredricks (42) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/2005 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/2005 to present); Chief Compliance Officer of other Investment Companies advised by Curian Capital, LLC (10/2011 to 5/2012)

William Harding (38) 1 Corporate Way Lansing, MI 48951	Vice President (11/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of the Adviser (10/2012 to present); Vice President of other Investment Companies advised by the Adviser (11/2012 to present); Head of Manager Research, Morningstar Associates (8/2011 to 10/2012); Director of Research, Morningstar Investment Services (1/2007 to 8/2011)

Daniel W. Koors, CPA (42) 1 Corporate Way Lansing, MI 48951	Vice President (12/2006 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President of the Adviser (1/2009 to present), Chief Operating Officer of the Adviser (4/2011 to present), and Chief Financial Officer of the Adviser (1/2007 to 4/2011); Treasurer and Chief Financial Officer (Principal Financial Officer) of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Vice President of the Adviser (1/2007 to 12/2008); Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/2006 to 11/2011); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/2006 to 1/2009)

TRUSTEES AND OFFICERS THE JNL INVESTORS SERIES TRUST (“TRUST”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE OR OFFICER

Officers

Kristen K. Leeman (37) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (06/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Paralegal of Jackson National Life Insurance Company (03/2006 to present)

Gerard A. M. Oprins (53) 1 Corporate Way Lansing, MI 48951	Treasurer and Chief Financial Officer (Principal Financial Officer) (11/2011 to present) Vice President (6/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President and Chief Financial Officer of the Adviser (4/2011 to present); Vice President of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (3/2012 to present); Business Consultant (2009 to 3/2011); Partner, Ernst & Young LLP (1995 to 2009)

Michael Piszczek, CPA (55) 1 Corporate Way Lansing, MI 48951	Vice President (11/2007 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President – Tax of the Adviser (7/2011 to present); Vice President of other Investment Companies advised by the Adviser (11/2007 to present); Assistant Vice President – Tax of the Adviser (11/2007 to 7/2011); Vice President of other Investment Companies advised by Curian Capital, LLC (11/2010 to present)

Susan S. Rhee (41) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel (Chief Legal Officer) and Secretary (2/2004 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President and General Counsel of the Adviser (1/2010 to present); Chief Legal Officer (7/2004 to 12/2009) and Secretary (11/2000 to present) of the Adviser; Vice President, Counsel (Chief Legal Officer), and Secretary of other Investment Companies advised by the Adviser (2/2004 to present); Vice President, Chief Legal Officer & Secretary of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Assistant Vice President of Jackson National Life Insurance Company (8/2003 to 12/2009); Associate General Counsel of Jackson National Life Insurance Company (7/2001 to 12/2009)

You can obtain a copy of the current Statement of Additional Information or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-866-255-1935, or writing the JNL Investors Series Trust Service Center, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606.

TRUSTEES OF THE JNL INVESTORS SERIES TRUST

The interested Trustee and the Officers of the Trust (other than the Chief Compliance Officer, as described below) or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers.  The following persons, who are disinterested Trustees of the Trust, and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the twelve-month period ended December 31, 2012.

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX
Michael Bouchard	$4,881	$0	$0	$178,000	(4)
William J. Crowley, Jr.	$5,430	$0	$0	$198,000	(5)
Dominic D’Annunzio	$5,018	$0	$0	$183,000	(6)
Michelle Engler(3)	$5,841	$0	$0	$213,000
James Henry	$5,018	$0	$0	$183,000	(7)
Richard McLellan	$4,813	$0	$0	$175,500
William R. Rybak	$5,292	$0	$0	$193,000
Patricia Woodworth	$4,881	$0	$0	$178,000	(8)
Steven J. Fredricks(2)	$8,734	$0	$0	$318,500

(1) The fees paid to the independent Trustees are paid for combined service on the Boards of the Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Strategic Income Fund LLC (the “Fund Complex”).  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Trustees are $1,501,500.

(2) Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex.  The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

(3) Ms. Engler is an ex officio (non-voting) member of the Governance Committee.  Therefore, she does not receive any compensation as a member of the Governance Committee.

(4) Amount includes $8,900 deferred by Mr. Bouchard.

(5) Amount includes $148,500 deferred by Mr. Crowley.

(6) Amount includes $91,500 deferred by Mr. D’Annunzio.

(7) Amount includes $164,700 deferred by Mr. Henry.

(8) Amount includes $178,000 deferred by Ms. Woodworth.

CMV8381 02/13

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There were no substantive amendments or any waivers to this code of ethics during the period covered by this report.  A copy of this code of ethics is filed as exhibit 12(a)(1) to this Form N-CSR.

Item 3.  Audit Committee Financial Expert.

The registrant has named William J. Crowley, Jr. as an Audit Committee financial expert serving on its Audit Committee.  William J. Crowley, Jr. is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4.  Principal Accountant Fees and Services.

(a)-(d)

In accordance with the terms of the Trust’s Amended and Restated Administration Agreement dated December 15, 2006, for the JNL Money Market Fund, JNAM, the Fund’s administrator, was responsible for the payment of all expenses associated with the annual audit and other required services of the independent registered public accounting firm, and all expenses associated with the preparation and filing of the tax returns.  Effective September 28, 2009, the Amended and Restated Administration Agreement was entered into by and between JNAM and the Trust, such that the Trust will also pay the aforementioned expenses for the JNL/PPM America Total Return Fund on a go-forward basis.

KPMG LLP (“KPMG”) was appointed by the Board of Trustees as the independent registered public accounting firm of the registrant for the fiscal years ended December 31, 2011 and December 31, 2012.  The following table sets forth aggregate fees billed by KPMG for the respective period for professional services rendered to the registrant.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2011	$12,360	$0	$4,000	$0
2012	$21,520	$0	$4,400	$0

The above Tax Fees for 2011 and 2012 are the aggregate fees billed for professional services by KPMG to the registrant for tax compliance, tax advice, and tax return review.

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2011	$209	$0	$0
2012	$124,084	$14,500	$0

The above Audit-Related Fees are the aggregate fees billed to Adviser Entities for the performance of an internal control review pursuant to Statement on Standards for Attestation Engagements No. 16 of the registrant’s adviser and administrator and an audit of a non-registered affiliated investment company.

The above Tax Fees for 2011 and 2012 are the aggregate fees billed for professional services by KPMG to Adviser Entities for tax compliance, tax advice, and tax return review.

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant’s auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditors’ independence.  The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established Funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2011, was $4,209.  As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2012 was $142,984.

(h) For the fiscal years ended December 31, 2011 and December 31, 2012, the Audit Committee of the registrant’s Board of Trustees considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, and concluded that such services were compatible with maintaining KPMG’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  Included as a part of the report to shareholders filed under Item 1.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits.

(a)	(1) Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 1, 2013

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	March 1, 2013

EXHIBIT LIST

Exhibit 12(a)(1)	Registrant’s Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.